Expense Example, No Redemption - Class C	Optimum Large Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Large Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Large Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Expense Example, No Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Expense Example, No Redemption, 10 Years	Optimum International Fund Expense Example, No Redemption, 1 Year	Optimum International Fund Expense Example, No Redemption, 3 Years	Optimum International Fund Expense Example, No Redemption, 5 Years	Optimum International Fund Expense Example, No Redemption, 10 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 1 Year	Optimum Fixed Income Fund Expense Example, No Redemption, 3 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 5 Years	Optimum Fixed Income Fund Expense Example, No Redemption, 10 Years
USD ($)	199	619	1,066	2,305	195	607	1,045	2,263	232	724	1,242	2,663	223	698	1,200	2,581	212	657	1,128	2,430	184	569	980	2,127